111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  April 2, 2026

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust II (the “Trust”) (File Nos. 33-07637 and 811-04775) on behalf of MFS® Growth Fund (the “Fund”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 71 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on March 27, 2026.

 Please call the undersigned at (617) 954-4873 or David Gilblair at (617) 954-5574 with any questions you may have.

  Sincerely,

  /s/DJANIRA LEAL

  Djanira Leal

  Counsel